Borrowings (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	$ 13,797	$ 5,436	$ 3,500
Rate	0.19%	0.14%	0.10%
Short-term borrowings, Average Balance	7,532
Weighted Average Rate	0.16%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	5,397	3,836	3,500
Rate	0.10%	0.10%	0.10%
Short-term borrowings, Average Balance	4,332
Weighted Average Rate	0.10%
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	8,400	1,600
Rate	0.25%	0.25%
Short-term borrowings, Average Balance	$ 3,200
Weighted Average Rate	0.25%